Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 19,633	$ 19,016	$ 18,301
Increases in unrecognized tax benefits as a result of tax positions taken during the year	1,412	2,376	1,821
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during a prior year		(869)	(121)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(2,358)	(890)	(985)
Balance at end of year	$ 18,687	$ 19,633	$ 19,016